Restricted Cash	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Restricted Cash
6.	RESTRICTED CASH

At March 30, 2013 and December 29, 2012, the Company had $7 million of restricted cash included in the Company’s consolidated balance sheets in other noncurrent assets. This restricted cash primarily represented security deposits and escrow amounts related to certain properties, primarily distribution centers, collateralizing the commercial mortgage-backed securities (“CMBS”) fixed loan facility. See Note 9— Debt.

7.	RESTRICTED CASH

At December 29, 2012 and December 31, 2011, the Company had $7 million of restricted cash included in the Company’s consolidated balance sheets in other noncurrent assets. This restricted cash primarily represented security deposits and escrow amounts related to certain properties, primarily distribution centers, collateralizing the commercial mortgage-backed securities (CMBS) fixed loan facility. See Note 11 — Debt.